Share capital (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Schedule of share capital issued
(b)
Issued

	Six months ended June 30, 2026		Year ended December 31, 2025
	Number of shares	Stated Value $	Number of shares	Stated Value $
Common shares

Balance, beginning of period	53,692,089	328,544,223	38,403,737	281,296,133

Public offering, net of issuance costs (Note 7)	7,000,000	16,317,824	—	—
Private placement financing, net of issuance costs (Note 7)	—	—	9,450,000	11,964,919
DSU exercise (Note 8)	80,250	582,810	962,500	15,467,160
RSU exercise (Note 8)	982,550	9,956,874	900,000	13,321,000
Option exercise (Note 8)	—	—	10,000	120,511
Purchase of shares under ELOC, net of issuance costs (Note 7(b))	—	—	3,750,000	5,999,500
Issued for equity line of credit	191,326	375,000	215,852	375,000
Balance, end of period	61,946,215	355,776,731	53,692,089	328,544,223